Putnam Investments
                                                    One Post Office Square
                                                    Boston, MA 02109
                                                    March 3, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Global Governmental Income Trust (Reg. No. 33-7232) (811-4524)
    (the "Fund") Post-Effective Amendment No. 15 to Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment
No. 15 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 28, 2000.

     Comments or questions concerning this certificate may be directed to Jill Grossberg at 1-800-225-2465, ext. 11913.

                                     Very truly yours,

                                     Putnam Global Governmental Income Trust

                                     /s/ Gordon H. Silver
                                 By: ----------------------------
                                     Gordon H. Silver
                                     Vice President


cc: John Samia, Esquire